Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Potential Immediate Impacts on Contractual Service Margin, Net Income Attributed to Shareholders, Other Comprehensive Income Attributed to Shareholders, and Total Comprehensive Income Attributed to Shareholders from Changes in ALDA Market Values
Potential immediate impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders from changes in ALDA market values
(1)

As at	December 31, 2023		December 31, 2022
(post-tax except CSM)	-10%	+10%	-10%	+10%
CSM excluding NCI	$(100)	$100	$(100)	$100
Net income attributed to shareholders	(2,400)	2,400	(2,500)	2,500
Other comprehensive income attributed to shareholders	(200)	200	(100)	100
Total comprehensive income attributed to shareholders	(2,600)	2,600	(2,600)	2,600

(1)	See “Caution related to sensitivities” above.

Summary of Investment Categories for Variable Contracts with Guarantees
Investment categories for variable contracts with guarantees

Variable contracts with guarantees, including variable annuities and variable life, are invested, at the policyholder’s discretion subject to contract limitations, in various fund types within the segregated fund accounts and other investments. The account balances by investment category are set out below.

As at December 31, Investment category	2023	2022
Equity funds	$45,593	$42,506
Balanced funds	35,801	36,290
Bond funds	8,906	9,336
Money market funds	1,559	1,924
Other fixed interest rate investments	1,907	2,029
Total	$93,766	$92,085

Summary of Potential Impacts on Contractual Service Margin, Net Income Attributed to Shareholders, Other Comprehensive Income Attributed to Shareholders, and Total Comprehensive Income Attributed to Shareholders of an Immediate Parallel Change in Interest Rates, Corporate Spreads or Swap Spreads Relative to Current Rates
Potential impacts on contractual service margin, net income attributed to shareholders, other comprehensive income attributed to shareholders, and total comprehensive income attributed to shareholders of an immediate parallel change in interest rates, corporate spreads or swap spreads relative to current rates
(1),(2),(3)
,(4)

As at December 31, 2023	Interest rates		Corporate spreads		Swap spreads
(post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp

CSM	$–	$(100)	$–	$(100)	$–	$–
Net income attributed to shareholders	100	(100)	–	–	100	(100)
Other comprehensive income attributed to shareholders	(300)	300	(200)	300	(100)	100
Total comprehensive income attributed to shareholders	(200)	200	(200)	300	–	–

As at December 31, 2022	Interest rates		Corporate spreads		Swap spreads
( post-tax except CSM)	-50bp	+50bp	-50bp	+50bp	-20bp	+20bp
CSM	$(100)	$–	$(100)	$–	$–	$–
Net income attributed to shareholders	1,700	(1,500)	–	–	–	–
Other comprehensive income attributed to shareholders	(1,900)	1,600	–	–	–	–
Total comprehensive income attributed to shareholders	(200)	100	–	–	–	–

(1)	See “Caution related to sensitivities” above.
(2)	Estimates include changes to the net actuarial gains/losses with respect to the Company’s pension obligations as a result of changes in interest rates.
(3)
Includes guaranteed insurance and annuity products, including variable annuity contracts as well as adjustable benefit products where benefits are generally adjusted as interest rates and investment returns change, a portion of which have minimum credited rate guarantees. For adjustable benefit products subject to minimum rate guarantees, the sensitivities are based on the assumption that credited rates will be floored at the minimum.

(4)
The Company adopted IFRS 9 hedge accounting prospectively from January 1, 2023, as such the sensitivity results for 2023 and 2022 are based on different accounting basis in which 2023 includes the impacts of hedge accounting and 2022 does not.

Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure
The following table presents financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements, and other significant credit risk exposures from loan commitments, with allowances, presenting separately Stage 1, Stage 2, and Stage 3 credit risk profiles. For each asset type presented in the table, amortized cost and FVOCI financial instruments are presented together. Amortized cost financial instruments are shown gross of the allowance for credit losses, which is shown separately. FVOCI financial instruments are shown at fair value with the allowance for credit losses shown separately.

As at December 31, 2023	Stage 1	Stage 2	Stage 3	Total
Debt securities

Investment grade	$198,935	$2,252	$–	$201,187
Non-investment grade	5,367	596	–	5,963
Default	–	–	–	–
Total	204,302	2,848	–	207,150
Allowance for credit losses on assets measured at amortized cost	–	1	–	1
Net of allowance	204,302	2,847	–	207,149
Allowance for credit losses on assets measured at FVOCI	283	54	6	343
Private placements
Investment grade	37,722	1,644	–	39,366
Non-investment grade	5,210	295	81	5,586
Total	42,932	1,939	81	44,952
Allowance for credit losses on assets measured at amortized cost	–	–	–	–
Net of allowance	42,932	1,939	81	44,952
Allowance for credit losses on assets measured at FVOCI	126	108	83	317
Commercial mortgages
AAA	279	–	–	279
AA	6,815	–	–	6,815
A	14,259	134	–	14,393
BBB	5,513	984	–	6,497
BB	10	532	–	542
B and lower	145	71	107	323
Total	27,021	1,721	107	28,849
Allowance for credit losses on assets measured at amortized cost	1	2	–	3
Net of allowance	27,020	1,719	107	28,846
Allowance for credit losses on assets measured at FVOCI	40	42	143	225

Residential mortgages
Performing	20,898	1,570	–	22,468
Non-performing	–	–	60	60
Total	20,898	1,570	60	22,528
Allowance for credit losses on assets measured at amortized cost	4	2	2	8
Net of allowance	20,894	1,568	58	22,520
Allowance for credit losses on assets measured at FVOCI	–	–	–	–
Loans to Bank clients
Performing	2,387	44	–	2,431
Non-performing	–	–	8	8
Total	2,387	44	8	2,439
Allowance for credit losses on assets measured at amortized cost	2	–	1	3
Net of allowance	2,385	44	7	2,436
Allowance for credit losses on assets measured at FVOCI	–	–	–	–
Other invested assets
Investment grade	3,791	–	–	3,791
Below investment grade	360	–	–	360
Default	–	–	–	–
Total	4,151	–	–	4,151
Allowance for credit losses on assets measured at amortized cost	1	–	–	1
Net of allowance	4,150	–	–	4,150
Allowance for credit losses on assets measured at FVOCI	16	–	–	16
Loan commitments
Allowance for credit losses	9	1	2	12
Net of allowance, total	$301,683	$8,117	$253	$310,053

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets
The following table presents past due but not impaired and impaired financial assets as at December 31, 2022 under IAS 39.

	Past due but not impaired
As at December 31, 2022	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities (1),(2)
FVTPL	$2,059	$71	$2,130	$9
AFS	922	–	922	–
Private placements (1)	317	152	469	229
Mortgages and loans to Bank clients	103	–	103	74
Other financial assets	36	34	70	1
Total	$3,437	$257	$3,694	$313

(1)	Payments of $12 on $3,297 of financial assets past due less than 90 days were delayed.
(2)	Payments of $4 on $224 of financial assets past due greater than 90 days were delayed.

Summary of Macroeconoic Variables Used to Measure Allowance for Credit Losses
The following table shows certain key macroeconomic variables used to estimate the ECL allowances by market. For the base case, upside and downside scenarios, the projections are provided for the next 12 months and then for the remaining forecast period, which represents a medium-term view.

		Base case scenario		Upside scenario		Downside scenario 1		Downside scenario 2
As at December 31, 2023	Current quarter	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years	Next 12 months	Ensuing 4 years
Canada
Gross Domestic Product (GDP), in U.S. $ billions	$ 1,448	1.6%	2.0%	3.6%	2.3%	(2.1%)	2.2%	(4.1%)	2.1%
Unemployment rate	5.8%	6.0%	5.8%	5.3%	4.9%	7.9%	7.7%	9.2%	9.3%
NYMEX Light Sweet Crude Oil (in U.S. dollars, per barrel)	$ 85.7	82.8	71.4	85.3	71.7	68.0	64.8	58.9	58.6
U.S.
Gross Domestic Product (GDP), in U.S. $ billions	$ 22,531	1.3%	2.3%	3.6%	2.4%	(2.5%)	2.6%	(4.2%)	2.5%
Unemployment rate	3.9%	3.9%	4.0%	3.2%	3.3%	6.5%	5.8%	6.9%	7.6%
7-10 Year BBB U.S. Corporate Index	6.6%	6.5%	6.0%	6.2%	6.1%	6.0%	5.4%	6.6%	5.3%
Japan
Gross Domestic Product (GDP), in JPY billions	¥559,492	0.4%	0.8%	2.5%	1.0%	(4.6%)	1.1%	(8.3%)	1.7%
Unemployment rate	2.7%	2.7%	2.4%	2.6%	2.2%	3.2%	3.1%	3.3%	3.7%
Hong Kong
Unemployment rate	2.8%	2.9%	3.2%	2.6%	2.8%	4.0%	4.0%	4.4%	4.8%
Hang Seng Index	19,316	20.9%	5.1%	35.4%	4.7%	(13.6%)	11.3%	(34.1%)	14.8%
China
Gross Domestic Product (GDP), in CNY billions	$108,251	6.0%	4.3%	9.5%	4.4%	(1.2%)	4.6%	(4.7%)	3.9%
FTSE Xinhua A200 Index	9,852	7.3%	5.0%	26.6%	3.0%	(31.4%)	11.9%	(42.0%)	13.4%

Summary of Estimated Expected Credit Losses From All Macoreconomic Scenarios
The following table shows the ECL allowance resulting from all four macroeconomic scenarios (including the more heavily weighted best estimate baseline scenario, one upside and two downside scenarios) weighted by probability of occurrence and shows the ECL allowance resulting from only the baseline scenario.

As at	December 31, 2023

Probability-weighted ECLs	$929
Base ECLs	$659
Difference – in amount	$270
Difference – in percentage	29.08%

Summary of Reconciliation of Allowance for Loan Losses
The following table provides details on the allowance for credit losses by stage as at and for the year ended December 31, 2023 under IFRS 9.

As at December 31, 2023	Stage 1	Stage 2	Stage 3	Total
Balance, beginning of year	$511	$141	$72	$724
Net re - measurement due to transfers	4	6	(10)	–
Transfer to stage 1	12	(11)	(1)	–
Transfer to stage 2	(6)	28	(22)	–
Transfer to stage 3	(2)	(11)	13	–
Net originations, purchases and disposals	45	8	(23)	30
Repayments	–	–	–	–
Changes to risk, parameters, and models	(71)	48	233	210
Foreign exchange and other adjustments	(7)	7	(35)	(35)
Balance, end of year	$482	$210	$237	$929

Summary of Effect of Conditional Master Netting and Similar Arrangements
The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral pledged or received.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2023	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amounts including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,044	$(6,516)	$(2,374)	$154	$154
Securities lending	626	–	(626)	–	–
Reverse repurchase agreements	466	(202)	(264)	–	–
Total financial assets	$10,136	$(6,718)	$(3,264)	$154	$154
Financial liabilities
Derivative liabilities	$(12,600)	$6,516	$5,958	$(126)	$(57)
Repurchase agreements	(202)	202	–	–	–
Total financial liabilities	$(12,802)	$6,718	$5,958	$(126)	$(57)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2022	Gross amounts of financial instruments (1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received) (2)	Net amounts including financing entity (3)	Net amounts excluding financing entity
Financial assets
Derivative assets	$9,072	$(7,170)	$(1,687)	$215	$215
Securities lending	723	–	(723)	–	–
Reverse repurchase agreements	895	(779)	(116)	–	–
Total financial assets	$10,690	$(7,949)	$(2,526)	$215	$215
Financial liabilities
Derivative liabilities	$(15,151)	$7,170	$7,834	$(147)	$(103)
Repurchase agreements	(895)	779	116	–	–
Total financial liabilities	$(16,046)	$7,949	$7,950	$(147)	$(103)

(1)	Financial assets and liabilities include accrued interest of $502 and $913 respectively (2022 – $488 and $862 respectively).
(2)
Financial and cash collateral exclude over-collateralization. As at December 31, 2023, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse repurchase agreements and repurchase agreements in the amounts of $424, $1,420
,
$20
and $nil
respectively (2022 – $507, $1,528, $63 and $nil respectively). As at December 31, 2023, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)
Includes derivative contracts entered between the Company and its unconsolidated financing entity. The Company does not exchange collateral on derivative contracts entered with this entity. Refer to note 18.

Summary of the Effect of Unconditional Netting	The following table presents the effect of unconditional netting.

As at December 31, 2023	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,276	$(1,276)	$–
Variable surplus note	(1,276)	1,276	–

As at December 31, 2022	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note (1)	$1,242	$ (1,242)	$–
Variable surplus note	(1,242)	1,242	–

(1)	As at December 31, 2023 and 2022, the Company had no fixed surplus notes outstanding . R efer to note 19 ( g ).

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry
The following table presents debt securities and private placements portfolio by sector and industry.

	2023		2022
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$84,739	33	$77,236	31
Utilities	45,952	18	46,315	18
Financial	39,069	15	38,808	15
Consumer	31,181	12	31,556	13
Energy	15,782	6	16,314	7
Industrial	24,209	9	23,823	9
Other	16,823	7	16,909	7
Total	$257,755	100	$250,961	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives
The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2023	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$327,458	$260,046	$(39,080)	$548,424
Asia and Other	154,536	15,171	(1,169)	168,538
Total	$481,994	$275,217	$(40,249)	$716,962

As at December 31, 2022	Insurance contract liabilities	Investment contract liabilities	Reinsurance assets	Net liabilities

U.S. and Canada	$322,265	$233,460	$(42,573)	$513,152
Asia and Other	142,127	14,965	(1,480)	155,612
Total	$464,392	$248,425	$(44,053)	$668,764

IFRS 7 [Member]
Statement [LineItems]
Schedule of Maturity of Financial Liabilities
The
following table outlines the maturity of the Company’s significant financial liabilities.
Maturity of financial liabilities
(1)

As at December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Long-term debt	$–	$1,672	$920	$3,479	$6,071
Capital instruments	594	–	–	6,073	6,667
Derivatives	1,561	1,982	717	7,427	11,687
Deposits from Bank clients (2)	16,814	2,963	1,839	–	21,616
Lease liabilities	100	133	68	49	350
(1)
 The amounts shown above are net of the related unamortized deferred issue costs.
(2)
Carrying value and fair value of deposits from Bank clients as at December 31, 2023 was $21,616 and $21,518, respectively (2022 – $22,507 and $22,271 respectively). Fair value is determined by discounting contractual cash flows, using market interest rates currently offered for deposits with similar terms and conditions. All deposits from Bank clients were categorized in Level 2 of the fair value hierarchy (2022 – Level 2).

Summary of Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance

The table below shows selected information regarding the Company’s variable annuity and segregated fund investment-related guarantees gross and net of reinsurance.
Variable annuity and segregated fund guarantees, net of
reinsurance

	2023			2022
As at December 31,	Guarantee value (1)	Fund value	Net amount at risk (1),(2),(3)	Guarantee value (1)	Fund value	Net amount at risk (1),(2),(3)
Guaranteed minimum income benefit	$3,864	$2,735	$1,156	$4,357	$2,723	$1,639
Guaranteed minimum withdrawal benefit	34,833	33,198	4,093	38,319	34,203	5,734
Guaranteed minimum accumulation benefit	18,996	19,025	116	20,035	19,945	221
Gross living benefits (4)	57,693	54,958	5,365	62,711	56,871	7,594
Gross death benefits (5)	9,133	17,279	975	10,465	15,779	2,156
Total gross of reinsurance	66,826	72,237	6,340	73,176	72,650	9,750
Living benefits reinsured	24,208	23,146	3,395	26,999	23,691	4,860
Death benefits reinsured	3,400	2,576	482	3,923	2,636	1,061
Total reinsured	27,608	25,722	3,877	30,922	26,327	5,921
Total, net of reinsurance	$39,218	$46,515	$2,463	$42,254	$46,323	$3,829

(1)

Guarantee Value and Net Amount at Risk in respect of guaranteed minimum withdrawal business in Canada and the U.S. reflect the time value of money of these claims.
(2)
Amount at risk
(in-the-money
amount) is the excess of guarantee values over fund values on all policies where the guarantee value exceeds the fund value. For guaranteed minimum death benefit, the amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance and assumes that all claims are immediately payable. In practice, guaranteed death benefits are contingent and only payable upon the eventual death of policyholders if fund values remain below guarantee values. For guaranteed minimum withdrawal benefit, the amount at risk assumes that the benefit is paid as a lifetime annuity commencing at the earliest contractual income start age. These benefits are also contingent and only payable at scheduled maturity/income start dates in the future, if the policyholders are still living and have not terminated their policies and fund values remain below guarantee values. For all guarantees, the amount at risk is floored at zero at the single contract level.
(3)
The amount at risk net of reinsurance at December 31, 2023 was $2,463 (2022 – $3,829) of which: US$391 (2022 – US$737) was on the Company’s U.S. business, $1,559 (2022 – $2,154) was on the Company’s
Canadian business, US$140 (2022 – US$275) was on
the Company’s
Japan business and US$155 (2022 – US$224) was related to Asia (other than Japan) and the Company’s

run-off
reinsurance business.
(4)
Where a policy includes both living and death benefits, the guarantee in excess of the living benefit is included in the death benefit category as outlined in footnote 5.
(5)
Death benefits include standalone guarantees and guarantees in excess of living benefit guarantees where both death and living benefits are provided on a policy.

Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns
Potential immediate impact on net income attributed to shareholders arising from changes to public equity returns
(1)

	Net income attributed to shareholders
As at December 31, 2023	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity guarantees (2)	$(2,370)	$(1,460)	$(670)	$550	$1,010	$1,390
General fund equity investments (3)	(1,170)	(770)	(390)	380	760	1,140
Total underlying sensitivity before hedging	(3,540)	(2,230)	(1,060)	930	1,770	2,530
Impact of macro and dynamic hedge assets (4)	880	530	240	(190)	(340)	(460)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,660)	(1,700)	(820)	740	1,430	2,070
Impact of reinsurance	1,470	900	420	(350)	(650)	(910)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,190)	$(800)	$(400)	$390	$780	$1,160

	Net income attributed to shareholders
As at December 31, 2022	-30%	-20%	-10%	+10%	+20%	+30%
Underlying sensitivity
Variable annuity guarantees (2)	$(2,110)	$(1,310)	$(610)	$530	$980	$1,360
General fund equity investments (3)	(1,450)	(920)	(420)	400	780	1,170
Total underlying sensitivity before hedging	(3,560)	(2,230)	(1,030)	930	1,760	2,530
Impact of macro and dynamic hedge assets (4)	930	570	260	(220)	(400)	(540)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,630)	(1,660)	(770)	710	1,360	1,990
Impact of reinsurance	1,170	740	350	(310)	(580)	(810)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$(1,460)	$(920)	$(420)	$400	$780	$1,180
(1)	See “Caution related to sensitivities” above.
(2)
For variable annuity contracts measured under VFA the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted the full impact is reported in net income attributed to shareholders.

(3)
This impact for general fund equity investments includes general fund investments supporting the Company’s insurance contract liabilities, investment in seed money investments (in segregated and mutual funds made by Global WAM segment) and the impact on insurance contract liabilities related to the projected future fee income on variable universal life and other unit linked products. The impact does not include any potential impact on public equity weightings. The participating policy funds are largely self-supporting and generate no material impact on net income attributed to shareholders as a result of changes in equity markets.

(4)
Includes the impact of assumed rebalancing of equity hedges in the macro and dynamic hedging program. The impact of dynamic hedge represents the impact of equity hedges offsetting 95% of the dynamically hedged variable annuity liability movement that occurs as a result of market changes, but does not include any impact in respect of other sources of hedge accounting ineffectiveness (e.g.
,
fund tracking, realized volatility and equity, interest rate correlations different from expected among other factors).

Summary of Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders, Total Comprehensive Income to Shareholders and MLI's LICAT Ratio from Changes to Public Equity Market Values
Potential immediate impact on contractual service margin, other comprehensive income to shareholders and total comprehensive income to shareholders
(1),(2),(3)

As at December 31, 2023	-30%	-20%	-10%	+10%	+20%	+30%

Variable annuity guarantees reported in CSM	$(3,810)	$(2,370)	$(1,100)	$940	$1,760	$2,470
Impact of risk mitigation—hedging (4)	1,150	700	310	(250)	(450)	(600)
Impact of risk mitigation—reinsurance (4)	1,850	1,140	530	(450)	(830)	(1,150)
VA net of risk mitigation	(810)	(530)	(260)	240	480	720
General fund equity	(940)	(610)	(300)	290	590	870
Contractual service margin (pre-tax)	$(1,750)	$(1,140)	$(560)	$530	$1,070	$1,590
Other comprehensive income attributed to shareholders (post-tax) (5)	$(730)	$(490)	$(240)	$230	$460	$680
Total comprehensive income attributed to shareholders (post-tax)	$(1,920)	$(1,290)	$(640)	$620	$1,240	$1,840

As at December 31, 2022	-30%	-20%	-10%	+10%	+20%	+30%
Variable annuity guarantees reported in CSM	$(3,410)	$(2,140)	$(1,010)	$890	$1,670	$2,360
Impact of risk mitigation—hedging (4)	1,200	740	340	(280)	(510)	(690)
Impact of risk mitigation—reinsurance (4)	1,480	930	440	(390)	(730)	(1,030)
VA net of risk mitigation	(730)	(470)	(230)	220	430	640
General fund equity	(520)	(370)	(210)	240	490	730
Contractual service margin (pre-tax)	$(1,250)	$(840)	$(440)	$460	$920	$1,370
Other comprehensive income attributed to shareholders (post-tax) (5)	$(620)	$(410)	$(210)	$210	$400	$600
Total comprehensive income attributed to shareholders (post-tax)	$(2,080)	$(1,330)	$(630)	$610	$1,180	$1,780

(1)	See “Caution related to sensitivities” above.
(2)
This estimate assumes that the performance of the dynamic hedging program would not completely offset the gain/loss from the dynamically hedged variable annuity guarantee liabilities. It assumes that the hedge assets are based on the actual position at the period end, and that equity hedges in the dynamic program offset 95% of the hedged variable annuity liability movement that occur as a result of market changes.

(3)
OSFI rules for segregated fund guarantees reflect full capital impacts of shocks over 20 quarters within a prescribed range. As such, the deterioration in equity markets could lead to further increases in capital requirements after the initial shock.

(4)
For variable annuity contracts measured under VFA the impact of financial risk and changes in interest rates adjusts CSM, unless the risk mitigation option applies. The Company has elected to apply risk mitigation and therefore a portion of the impact is reported in net income attributed to shareholders instead of adjusting the CSM. If the CSM for a group of variable annuity contracts is exhausted the full impact is reported in net income attributed to shareholders.

(5)	The impact of financial risk and changes to interest rates for variable annuity contracts is not expected to generate sensitivity in Other Comprehensive Income.

AA Credit Grade [Member]
Statement [LineItems]
Summary of Credit Default Swap Protection Sold
The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2023	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3),(4) – Corporate debt
AA	$23	$1	4
A	94	2	3
BBB	14	–	1
Total single name CDS	$131	$3	3
Total CDS protection sold	$131	$3	3
As at December 31, 2022	Notional amount (1)	Fair value	Weighted average maturity (in years) (2)
Single name CDS (3),(4) – Corporate debt
AA	$–	$–	–
A	133	4	4
BBB	26	–	1
Total single name CDS	$159	$4	4
Total CDS protection sold	$159	$4	4

(1)
Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligations.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Ratings are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
(4)	The Company held no purchased credit protection as at December 31, 2023 and December 31, 2022.

Asset classes and individual investment risks [Member]
Statement [LineItems]
Schedule of Risk Concentrations

As at December 31,	2023	2022
Debt securities and private placements rated as investment grade BBB or higher (1)	95%	96%
Government debt securities as a per cent of total debt securities	38%	36%
Government private placements as a per cent of total private placements	10%	10%
Highest exposure to a single non-government debt security and private placement issuer	$1,131	$1,006
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2023 – 37% of real estate, 2022 – 41%)	$4,829	$5,486
Largest concentration of mortgages and real estate (2) – Ontario Canada (2023 – 29%, 2022 – 27%)	$19,003	$18,343

(1)	Investment grade debt securities and private placements include 38% rated A, 17% rated AA and 15% rated AAA (2022 – 39%, 17% and 14%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.